UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment {  }; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Academy Capital Management, Inc.
Address:  500 North Valley Mills Drive
          Suite 208
          Waco, Texas  76710

13F File Number:  28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the, person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terry Joel Adam
Title:    President
Phone:    254-751-0555

      Terry Joel Adam       Waco, Texas       August 13, 1999

Report Type (Check only one.):

[X ]      13F Holdings Report.
[  ]      13F Notice.
[  ]      13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:    $ 9,237

List of Other Included Managers:

           None


                                                     FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE    SHARES/  SH/ PUT/ INVST   OTHER      VOTING AUTHORITY
        NAME OF ISSUER         CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRT   MGRS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------  -------- --- ---- ------- ----- -------- -------- --------

ATT                            COMMON   001957109      213     3,861  SH      SOLE            3,861
AGRIOBIOTECH, INC.             COMMON   008494106       75    12,300  SH      SOLE           12,300
BELL MICROPRODUCTS, INC.       CLASS A  078137106      114    16,520  SH      SOLE           16,520
BLOCK DRUG, INC.               CLASS A  093644102    1,144    27,445  SH      SOLE           27,445
FRANKLIN COVEY CO.             COMMON   353469109      222    30,087  SH      SOLE           30,087
ILLINOVA                       COMMON   452317100      208     7,650  SH      SOLE            7,650
LAIDLAW, INC.                  COMMON   50730K503      241    41,600  SH      SOLE           41,600
LONE STAR STEAKHOUSE & SALOON  COMMON   542307103      605    62,300  SH      SOLE           62,300
LUBY'S CAFETERIAS, INC.        COMMON   549282101      361    24,050  SH      SOLE           24,050
MATRIX CAPITAL CORP.           COMMON   576819106      208    14,839  SH      SOLE           14,839
NATIONAL AUTO CREDIT CENTER, I COMMON   632900106      985   974,845  SH      SOLE          974,845
NOVACARE CORPORATION           COMMON   669930109      558   372,172  SH      SOLE          372,172
OLSTEN COPORATION              COMMON   681385100    1,021   161,696  SH      SOLE          161,696
PERMIAN BASIN ROYALTY TRUST    COMMON   714236106       55    13,024  SH      SOLE           13,024
PHILIP MORRIS CO., INC.        COMMON   718154107      400     9,950  SH      SOLE            9,950
SBC COMMUNICATIONS, INC.       COMMON   78387G103      245     4,230  SH      SOLE            4,230
SAN JUAN BASIN ROYALTY         COMMON   798241105      108    13,274  SH      SOLE           13,274
ULTRAK, INC.                   COMMON   903898401      655   111,450  SH      SOLE          111,450
WATTS INDUSTRIES               COMMON   942749102    1,819    94,825  SH      SOLE           94,825